Pension and Postretirement Benefit Plans	6 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Pension and Postretirement Benefit Plans [Text Block]
Pension and Postretirement Benefit Plans

The following table presents the components of net periodic benefit costs:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands)
Pension benefits
Service cost	$2,359	$2,411	$4,718	$4,823
Interest cost	1,497	1,324	2,994	2,648
Expected return on plan assets	(2,504)	(2,172)	(5,008)	(4,344)
Prior service cost amortization	92	93	184	186
Actuarial loss amortization	401	1,166	802	2,333
Net periodic benefit costs	$1,845	$2,822	$3,690	$5,646

Postretirement benefits
Service cost	$113	$119	$226	$238
Interest cost	240	198	480	396
Prior service cost amortization	(134)	(184)	(268)	(368)
Actuarial loss amortization	15	—	30	—
Net periodic benefit costs	$234	$133	$468	$266